FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,326,168,625	$ 1,129,347,396
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	248,333,053	176,970,123
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	548,947,408	498,676,845
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	528,888,164	453,700,428
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,326,168,625	1,129,347,396
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	248,333,053	176,970,123
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	548,947,408	498,676,845
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	528,888,164	453,700,428
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0